LOANS (Tables)	12 Months Ended
Dec. 31, 2023
LOANS
Schedule of related party loans

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
Current
Kingsoft Group *	—	500,000	70,424
Xiaomi Group**	340,129	363,223	51,159
	340,129	863,223	121,583
Non-current:
Xiaomi Group **	413,464	40,069	5,644
	413,464	40,069	5,644
	753,593	903,292	127,227
*

On December 4, 2023, the Group entered into a loan facility framework agreement with Kingsoft Corporation Limited (the “Kingsoft Loan Facility”). Under the terms of the Kingsoft Loan Facility, the Group may borrow from Kingsoft Corporation Limited, from December 5, 2023 to December 31, 2025, a principal amount of up to RMB1,500,000 to finance the Group’s capital expenditure needs on electronic equipment procurement. The Kingsoft Loan Facility comprises of an one-time unsecured loan facility for amount up to RMB500,000, which has a repayment term of no more than ten months. Any additional borrowings under the Kingsoft Loan Facility should be secured by the Group’s property and equipment, and have a repayment term of no more than 18 months. In December 2023, the Group drew down RMB500,000 from the one time unsecured loan facility with fixed annual interest rate of 3.75% per annum, and the loan will be repayable in September 2024.

**

During 2021 and 2022, the Group entered into several loan agreements with fixed annual interest rates of 4.36% and 3.98% with Xiaomi Group, respectively. During 2023, the Group entered into two loan agreements with Xiaomi Group to obtain loans from Xiaomi Group with fixed annual interest rates of 6.00% and 6.50%, respectively. The loans are secured by the Group’s electronic equipment and the carrying amount of the electronic equipment pledged was RMB585,005 and RMB421,901 (US$59,424) as of December 31, 2022, and 2023, respectively.

Summary of loan principal due according to schedule

	RMB	US$
2024	1,986,534	279,797
2025	40,921	5,764
2026	100,000	14,085
	2,127,455	299,646